1. Corporate Information and Plan of Business Operations	12 Months Ended
Dec. 31, 2017
Corporate Information And Plan Of Business Operations
Corporate Information and Plan of Business Operations

Note 1 — Corporate Information and Plan of Business Operations

The consolidated financial statements of Prime Acquisition Corp. and its wholly-owned subsidiaries (collectively, the “Group”) for the year ended December 31, 2017 were authorized for issue in accordance with a resolution of the directors on April 30, 2018. Prime Acquisition Corp. (the “Company”) is a Cayman Islands exempted company initially organized as a blank check company for the purpose of acquiring, through a merger, share exchange, asset acquisition, plan of arrangement, recapitalization, reorganization or similar business combination, an operating business in 2010. The registered office is located at No 322, Zhongshan East Road, Shijiazhuang, Hebei Province 05001, China.

The Group is principally engaged in the management of investment property (see note 14 — Investment Properties). On September 30, 2013, the Company consummated a business combination (the “Business Combination”), through Prime Luxembourg S.a.r.l (a Luxembourg company and wholly-owned subsidiary of the Company, “LuxCo”), by acquiring 100% of Seba S.r.l. (“Seba”), Nova S.r.l. (“Nova”), Delfin S.r.l. (“Delfin”), SIM S.r.l. (“SIM”), Dieci Real Estate S.r.l. (“Dieci”), Ellegi S.r.l. (“Ellegi”), G.S.I. S.r.l. (“GSI”), Magfin S.r.l. (“Magfin”), all are Italian limited liability companies (collectively the “Subsidiaries”) for an aggregate of 1,719,317 ordinary shares. The fair value of the shares is the closing market price of the Company at the acquisition date, at $10.96 per share. The fair value of the consideration given was therefore $18,843,714. As a result of this Business Combination, eleven properties were acquired. All of the properties in the portfolio are commercial real estate assets located in Italy. The existing strategic management function and associated processes were acquired with the property and, as such, the Company’s management considers this transaction the acquisition of a business, rather than an asset acquisition. Immediately following consummation of the Business Combination, the Company had a total of 3,635,344 ordinary shares outstanding.

On December 18, 2014, the Company entered into a Stock Purchase Agreement (the “Seba Purchase Agreement”) with LuxCo, Seba, at the time LuxCo’s wholly owned subsidiary, Francesco Rotondi and Luca Failla (the former owners of Seba prior to the Business Combination). Pursuant to the Seba Purchase Agreement, on December 18, 2014, Messrs. Rotondi and Failla acquired all of the outstanding equity interests in Seba in exchange for the return of 497,308 of the Company’s shares (the “Seba Consideration Shares”, the Seba Purchase Agreement event “Unwinding”). Seba’s sole asset consists of four floors of Corso Europa 22, an office building in central Milan. As a result, immediately following the closing of this Seba Purchase Agreement, the Company had a total of 2,682,413 ordinary shares outstanding and the Company’s portfolio comprised of eleven properties (see note 14 — Investment Properties).

Additionally in connection with the Seba Purchase Agreement:

1.	The Company, LuxCo, Messrs. Rotondi and Failla and Giuseppe Pantaleo entered into an agreement which terminated the Transaction Value Agreement dated September 30, 2013 among them (the “Seba-Nova TVA”). The Seba-Nova TVA required the Company to make Messrs. Rotondi, Failla and Pantaleo whole in the event that the average sales price of all of the shares that were issued to them were sold in public market transactions at less than $10 per share.

2.	The Company, LuxCo, Nova, and Mr. Rotondi entered into an option agreement (the “Option Agreement”) pursuant to which Mr. Rotondi would have the right to purchase all of the equity interests in Nova owned by LuxCo in the event that (i) the mortgage payments that Mr. Rotondi has personally guaranteed are not made, or (ii) a certain power of attorney that would facilitate the transfer of Nova’s equity interests to Mr. Rotondi is not renewed. The Option Agreement will terminate on the repayment of the mortgages or the termination of Mr. Rotondi’s personal guaranties. The consideration for the exercise of the option would be the return of 50,000 shares of the Company’s ordinary shares. Nova’s sole asset consists of two floors of Corso Europa 22, an office building in central Milan. As of December 31, 2016, the mortgages were not repaid in full and Mr. Rotondi remains the personal guarantor of the mortgages. On November 10, 2017, Mr. Rotondi exercised this option on the return of 50,000 shares of our ordinary shares, together with 3,828 of our shares that Mr. Giuseppe Pantaleo owned, in exchange for 100% ownership of Nova. As a result, a total of 53,828 shares were returned to the Company.

Separately, on December 15, 2014, the Company, LuxCo, Cesare Lanati, Stefano Lanati, Davide Rigamonte Bell Real Estate S.r.l. and IGS S.r.l. entered into an agreement which terminated the Transaction Value Agreement dated September 30, 2013 among them (the “Bell TVA”). The Bell TVA, similar to the aforementioned Seba-Nova TVA, required the Company to make Messrs. Lanati, Lanati and Rigamonte and Bell Real Estate S.r.l. and IGS S.r.l. whole in the event that the average sales price of all of the shares that were issued to them were sold in public market transactions at less than $10 per share. As a result of the cancellation of Bell TVA and Seba-Nova TVA, there are no Transaction Value Agreements outstanding as of December 31, 2014.

On June 26, 2015, the Company entered into a Stock Purchase Agreement (the “SIM Purchase Agreement”) with Prime Luxembourg S.a.r.l., the Company’s wholly-owned subsidiary (“LuxCo”), GSI S.r.l, LuxCo’s wholly-owned subsidiary (“GSI”), SIM S.r.l., at the time owned by LuxCo and GSI (“SIM”), Bell Real Estate S.r.l. (“Bell”), Cesare Lanati and Stefano Lanati (Bell, Cesare Lanati and Stefano Lanati are collectively referred to as the “SIM Buyers”). On July 7, 2015, the SIM Buyers acquired all of the outstanding equity interests in SIM in exchange for the return of 220,000 of the Company’s shares (the “SIM Consideration Shares”). 134,200 shares (61%) were returned to the Company for immediate cancellation, 85,800 shares (39%) were returned to GSI and remained as the Company’s treasury shares. SIM’s sole asset consists of the property located at Via Newton 9, Milan, Italy. As a result, immediately following the closing of this SIM Purchase Agreement, the Company had a total of 2,294,332 ordinary shares outstanding and the Company’s portfolio comprised of ten properties (see note 14 — Investment Properties). In addition, in connection with the transactions contemplated by the SIM Purchase Agreement, the Company extinguished certain trade liabilities associated with its portfolio of properties and the SIM Buyers.

During 2015, the Company established a new subsidiary in Italy, Imperatrice S.r.l. (“Imperatrice”), through LuxCo. This new subsidiary was established for the potential future acquisitions of real estate investment properties in Italy. The Company owned 100% of Imperatrice. On December 31, 2017, the Company ceased the operations of Imperatrice through a voluntary liquidation process (“Imperatrice Liquidation”). As of December 31, 2017, there were no acquisitions of real estate investment properties consummated by Imperatrice.

On November 10, 2017, the Company entered into a Stock Purchase Agreement (the “Nova Purchase Agreement”) with LuxCo, Nova, at the time LuxCo’s wholly owned subsidiary, Francesco Rotondi and Giuseppe Pantaleo (a related party of Mr. Rotondi). Pursuant to the Nova Purchase Agreement, on November 10, 2017, Messrs. Rotondi and Pantaleo acquired all of the outstanding equity interests in Nova in exchange for the return of 53,828 of the Company’s shares (the “Nova Consideration Shares”, the Nova Purchase Agreement event “Nova Sale”). Nova’s sole asset consisted of two floors of Corso Europa 22, an office building in central Milan. As a result, immediately following the closing of the Nova Purchase Agreement, the Company had a total of 1,903,723 ordinary shares outstanding and 139,628 shares as treasury shares. Subsequent to the closing of the Nova Purchase Agreement, the Company’s portfolio is comprised of nine properties (see note 14 — Investment Properties).

The accompanying consolidated financial statements have been prepared assuming the Group will continue as a going concern. The Group has incurred recurring operating losses, negative cash flows from operations, and has a working capital deficiency as of December 31, 2017. These factors raise substantial doubt about the Group’s ability to continue as a going concern.

The real estate portfolio of nine properties as of December 31, 2017 in Italy did not generate sufficient positive cash flows. Management believes that when the market conditions are more favorable, some of these properties may be liquidated to generate cash. Although real estate transactions in the greater Milan area have improved during 2016, with the positive trend continuing in 2017, compared to 2015 and 2014, they have been relatively few when compared to pre-financial crisis levels, and an actual transaction may take longer than viable for the Company’s current needs.

The Group’s ability to continue as a going concern is dependent upon management’s ability to generate profitable operations in the future and obtain the necessary financing to meet obligations and pay liabilities arising from business operations when they come due. If the Group does not generate profitable operations or obtain the necessary financing, the Group may not have enough operating funds to continue to operate as a going concern. There is no assurance that the Company will be able to secure such financing. A failure to generate profitable operations or obtain additional financing could prevent the Group from paying current obligations, allow the hiring of additional resources and continue its operating strategy. The Group is actively seeking additional capital through private placements of equity and debt.

The funding of the Group has been primarily by the Company entering into interest bearing unsecured convertible promissory notes with one of the directors (see note 20 — Related Party Transactions and Balances). However, if additional financing from a different source is not obtained, the Group may not be able to execute its business plan and may need to curtail certain of its operations.

The Group continues to seek additional capital and liquidity sources through investment bankers and potential investors. Management is currently in discussions with several funding sources for a combination of debt and equity financing. However, there can be no assurance the Group will be able to obtain funding from these sources.